Note 3 - Vessels, Net (Details Textual) - USD ($)		6 Months Ended
	Jun. 25, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 6,255,735	$ 5,137,010
Gain (Loss) on Disposition of Property Plant Equipment, Total		1,340,952	$ 516,561
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				$ 4,914,782
M/V Monika P. [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 6,260,000
Sales Commission Percentage	3.00%
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 1,340,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total				$ 4,900,000
M/V Monika P. [Member] | Eurochart [Member]
Sales Commission Percentage	1.00%